Financial Instruments - Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gains (losses) on financial instruments [abstract]
Gains (losses) on financial assets at fair value through profit or loss	$ (25.1)	$ 8.3
Derivatives
Gains (losses) on financial instruments [abstract]
Realized (losses) gains on derivatives	(5.5)	13.8
Unrealized losses on derivatives	(19.6)	(5.5)
Gains (losses) on financial assets at fair value through profit or loss	$ (25.1)	$ 8.3